CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net income (loss)	$ (75,053)	$ 41,004	$ (64,155)
Other comprehensive income (loss), net of tax:
Foreign currency translation	1,289	2,379	313
Transfer to statements of operations of realized gain on available-for-sale investments, net of income taxes of $nil for the years ended December 31, 2010, 2011 and 2012, respectively	(1,283)	(32,818)
Net unrealized gain (loss) on available-for-sale investments, net of income taxes of $nil for the years ended December 31, 2010, 2011 and 2012, respectively	32,374	(8,873)	27,539
Other comprehensive income (loss)	32,380	(39,312)	27,852
Comprehensive income (loss)	(42,673)	1,692	(36,303)
Less: Comprehensive loss attributable to noncontrolling interest	27	252
Less: Foreign currency adjustments attributable to noncontrolling interest		(10)
Comprehensive income (loss) attributable to Renren Inc.	$ (42,700)	$ 1,450	$ (36,303)